Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.6%
	Communication Services - 3.1%
347,850	Alphabet, Inc. - Class A (a)	$48,733,785
362,500	Alphabet, Inc. - Class C (a)	51,402,500
138,600	Comcast Corp. - Class A	6,450,444
55,200	Meta Platforms, Inc. - Class A (a)	21,535,728
300,000	Nintendo Co. Ltd. - JPY	16,761,275
303,200	Walt Disney Co. (The)	29,122,360
		174,006,092

	Consumer Discretionary - 8.9%
423,200	Bath & Body Works, Inc.	18,053,712
70,000	Brinker International, Inc. (a)	2,995,300
25,700	Burlington Stores, Inc. (a)	4,912,555
126,100	Capri Holdings Ltd. (a)	6,146,114
494,500	CarMax, Inc. (a)	35,198,510
933,500	Carnival Corp. (a)	15,477,430
205,600	eBay, Inc.	8,443,992
217,800	Leslie's, Inc. (a)	1,461,438
3,554,100	Mattel, Inc. (a)	63,582,849
78,400	MGM Resorts International (a)	3,400,208
1,365,500	Newell Brands, Inc.	11,360,960
802,870	Ross Stores, Inc.	112,626,604
180,750	Royal Caribbean Cruises Ltd. (a)	23,045,625
1,189,639	Sony Group Corp. - ADR	116,287,212
205,800	TJX Cos., Inc. (The)	19,532,478
205,133	Victoria's Secret & Co. (a)	5,343,715
504,839	Whirlpool Corp.	55,289,967
		503,158,669

	Consumer Staples - 1.5%
157,100	Altria Group, Inc.	6,302,852
298,600	BJ's Wholesale Club Holdings, Inc. (a)	19,211,924
188,800	Dollar Tree, Inc. (a)	24,661,056
79,500	Philip Morris International, Inc.	7,222,575
260,000	Sysco Corp.	21,041,800
140,000	Tyson Foods, Inc. - Class A	7,666,400
		86,106,607

	Energy - 3.0%
150,800	Cameco Corp.	7,200,700
168,000	ConocoPhillips	18,794,160
201,300	EOG Resources, Inc.	22,905,927
339,140	Hess Corp.	47,659,344
123,700	Pioneer Natural Resources Co.	28,429,971
1,135,000	Southwestern Energy Co. (a)	7,320,750
233,600	TechnipFMC PLC	4,517,824
1,422,800	Transocean Ltd. (a)	7,768,488
151,600	Valero Energy Corp.	21,057,240
		165,654,404
	Financials - 10.1%
716,800	Bank of America Corp.	24,378,368
90,000	Bank of New York Mellon Corp. (The)	4,991,400
1,045,350	Citigroup, Inc.	58,717,309
224,900	CME Group, Inc. - Class A	46,293,416
366,940	Discover Financial Services	38,719,509
9,790	Evercore, Inc. - Class A	1,681,237
70,900	Fidelity National Information Services, Inc.	4,414,234
344,200	JPMorgan Chase & Co.	60,014,712
240,000	KeyCorp	3,487,200
589,000	Northern Trust Corp.	46,907,960
97,000	PayPal Holdings, Inc. (a)	5,950,950
70,900	Progressive Corp. (The)	12,637,925
803,175	Raymond James Financial, Inc.	88,493,822
125,100	Visa, Inc. - Class A	34,184,826
2,719,458	Wells Fargo & Co.	136,462,402
21,440	WEX, Inc. (a)	4,382,122
		571,717,392

	Health Care - 28.1%
68,000	Abbott Laboratories	7,694,200
360,600	Agilent Technologies, Inc.	46,914,060
46,400	Alcon, Inc.	3,485,104
575,900	Amgen, Inc.	180,982,334
3,323,110	AstraZeneca PLC - ADR	221,452,051
590,300	Biogen, Inc. (a)	145,603,398
347,500	Boston Scientific Corp. (a)	21,982,850
1,499,140	Bristol-Myers Squibb Co.	73,262,972
179,530	CVS Health Corp.	13,351,646
3,369,341	Elanco Animal Health, Inc. (a)	49,664,086
872,103	Eli Lilly & Co.	563,038,418
729,880	GSK PLC - ADR	28,786,467
392,230	LivaNova PLC (a)	19,093,756
31,700	Medtronic PLC	2,775,018
64,100	Merck & Co., Inc.	7,741,998
368,600	Novartis AG - ADR	38,139,042
163,800	Revvity, Inc.	17,556,084
76,411	Roche Holding AG - CHF	21,755,461
83,700	Sanofi - ADR	4,176,630
127,000	Siemens Healthineers AG - EUR	7,067,676
20,800	Stryker Corp.	6,977,984
114,060	Thermo Fisher Scientific, Inc.	61,476,059
5,680	Waters Corp. (a)	1,804,593
335,000	Zimmer Biomet Holdings, Inc.	42,076,000
		1,586,857,887

	Industrials - 19.7%
2,171,350	AECOM	191,491,356
267,659	Airbus SE - EUR	42,634,127
54,050	Alaska Air Group, Inc. (a)	1,936,611
2,231,550	American Airlines Group, Inc. (a)	31,754,957
15,700	AMETEK, Inc.	2,544,185
275,662	Carrier Global Corp.	15,081,468
101,023	Caterpillar, Inc.	30,338,217
280,700	CSX Corp.	10,020,990
217,540	Curtiss-Wright Corp.	48,417,878
918,450	Delta Air Lines, Inc.	35,948,133
600,985	FedEx Corp.	145,011,671
71,200	General Dynamics Corp.	18,867,288
68,200	GXO Logistics, Inc. (a)	3,708,716
473,920	Jacobs Solutions, Inc.	63,870,198
276,000	JELD-WEN Holding, Inc. (a)	5,133,600
311,400	Kirby Corp. (a)	24,494,724
36,000	Knight-Swift Transportation Holdings, Inc.	2,065,680
23,300	L3Harris Technologies, Inc.	4,856,186
146,200	Matson, Inc.	16,378,786
84,400	Moog, Inc. - Class A	11,799,120
770,347	Nextracker, Inc. - Class A (a)	34,873,609
71,700	Norfolk Southern Corp.	16,866,708
31,081	Otis Worldwide Corp.	2,748,804
17,390	Rockwell Automation, Inc.	4,404,539
10,362	RTX Corp.	944,185
316,100	RXO, Inc. (a)	6,574,880
14,700	Saia, Inc. (a)	6,623,526
861,957	Siemens AG - EUR	154,310,251
2,309,650	Southwest Airlines Co.	69,035,439
30,400	Union Pacific Corp.	7,415,472
1,292,540	United Airlines Holdings, Inc. (a)	53,485,305
198,600	United Parcel Service, Inc. - Class B	28,181,340
192,400	XPO, Inc. (a)	16,438,656
		1,108,256,605

	Information Technology - 22.4%
98,600	Adobe, Inc. (a)	60,913,108
181,680	Analog Devices, Inc.	34,947,965
458,450	Applied Materials, Inc.	75,323,335
401,500	Cisco Systems, Inc.	20,147,270
248,698	Corning, Inc.	8,080,198
4,836,179	Flex Ltd. (a)	114,810,889
3,582,600	Hewlett Packard Enterprise Co.	54,777,954
1,118,600	HP, Inc.	32,115,006
4,124,010	Intel Corp.	177,662,351
45,000	Jabil, Inc.	5,638,050
121,550	Keysight Technologies, Inc. (a)	18,628,753
295,820	KLA Corp.	175,728,913
4,572,830	L.M. Ericsson Telephone Co. - ADR	25,196,293
449,500	Microsoft Corp.	178,712,210
682,310	NetApp, Inc.	59,497,432
12,800	NVIDIA Corp.	7,875,456
800,400	Oracle Corp.	89,404,680
238,427	QUALCOMM, Inc.	35,408,794
85,500	Seagate Technology Holdings PLC	7,325,640
141,300	Teradyne, Inc.	13,648,167
405,900	Texas Instruments, Inc.	64,992,708
		1,260,835,172

	Materials - 1.8%
255,410	Albemarle Corp.	29,305,744
149,200	Corteva, Inc.	6,785,616
127,600	Dow, Inc.	6,839,360
152,800	DuPont de Nemours, Inc.	9,443,040
510,900	Freeport-McMoRan, Inc.	20,277,621
4,609,278	Glencore PLC - GBP	24,387,466
325,200	Tronox Holdings PLC	4,484,508
		101,523,355
	TOTAL COMMON STOCKS
	(Cost $2,597,728,513)	$5,558,116,183

Shares		Value
	SHORT-TERM INVESTMENTS - 1.5%
86,274,241	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 5.22% (b)	$86,274,241
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $86,274,241)	86,274,241
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $2,684,002,754) - 100.1%	5,644,390,424
	Liabilities in Excess of Other Assets - (0.1)%	(4,192,532)
	TOTAL NET ASSETS - 100.0%	$5,640,197,892

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
GBP	British Pound Sterling
JPY	Japanese Yen
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2024. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stocks(1)	$5,291,199,927	$266,916,256	$-	$5,558,116,183
	Short-Term Investments	86,274,241	-	-	86,274,241
	Total Investments in Securities	$5,377,474,168	$266,916,256	$-	$5,644,390,424

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.